SUBSEQUENT EVENTS (Details Narrative) - USD ($)			1 Months Ended				6 Months Ended		12 Months Ended
	May 07, 2018	Apr. 11, 2018	May 21, 2018	Apr. 30, 2018	Dec. 31, 2017	Nov. 30, 2017	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2017	Sep. 30, 2016	Oct. 31, 2017
Common stock, issued							35,442,759		25,235,361	16,509,852
Proceeds from issuance of convertible promissory note							$ 441,100	$ 321,500	$ 1,258,500	$ 135,000
Accrued interest							$ 33,084		$ 37,109
Convertible promissory note, interest rate							10.00%		10.00%
Loan amount paid off							$ 973,465		$ 1,328,265
Principal amount							$ 1,252,097		$ 85,000
Subsequent Event [Member]
Common stock, issued							3,619,529
Accrued interest							$ 5,156
Consultant receive compensation in common stock											400,000
Loan amount paid off						$ 25,000
Principal amount							72,500
Debt conversion converted amount, fees							$ 1,200
Subsequent Event [Member] | Lender [Member]
Loan amount paid off						284,800
Subsequent Event [Member] | Lender Two [Member]
Loan amount paid off						20,000
Subsequent Event [Member] | GHS Investments LLC [Member]
Agreement, description

On April 11, 2018, we entered into an Equity Financing Agreement and Registration Rights with GHS Investments LLC. Although we are not mandated to sell shares under the Financing Agreement, the Financing Agreement gives us the option to sell to GHS, up to $4,000,000 worth of our common stock over the period ending twenty-four (24) months after the date this Registration Statement is deemed effective.

Subsequent Event [Member] | 12% Convertible Promissory Note [Member]
Common stock conversion price						$ 17,690
Common stock, issued						846,667
Principal borrowings						$ 53,000
Accrued interest						$ 600
Conversion price description

The note holder shall have the right to convert beginning on the date which is 180 days following the issuance date the outstanding principal amount and accrued but unpaid interest into the Company’s common stock at a conversion price equal to a price which is 58% of the average of the lowest five trading prices of the Company’s common stock during the 10 trading days immediately preceding the conversion date

Convertible promissory note, interest rate						12.00%
Loan fees paid for notes payable						$ 3,000
Principal amount						$ 3,300
Subsequent Event [Member] | 12% Convertible Promissory Note [Member] | Minimum [Member]
Premium ranging						115.00%
Subsequent Event [Member] | 12% Convertible Promissory Note [Member] | Maximum [Member]
Premium ranging						140.00%
Subsequent Event [Member] | 12% Convertible Promissory Note [Member] | Power Up Lending Group, Ltd [Member]
Principal borrowings	$ 78,000
Debt, due date	Feb. 15, 2019
Conversion price description

The note holder shall have the right to convert beginning on the date which is 180 days following the issuance date the outstanding principal amount and accrued but unpaid interest into the Company’s common stock at a conversion price equal to a price which is 58% of the average of the lowest five trading prices of the Company’s common stock during the 10 trading days immediately preceding the conversion date. During the first 30 to 180 days following the date of these notes, the Company has the right to prepay the principal and accrued but unpaid interest due under these notes, together with any other amounts that the Company may owe the holder under the terms of these notes, at a premium ranging from 115% to 140% as defined in the note agreements. After this initial 180-day period, the Company does not have a right to prepay the note.

Convertible promissory note, interest rate	12.00%
Original issuance cost and related loan fees for notes payable	$ 3,000
Subsequent Event [Member] | 12% Convertible Promissory Note [Member] | Power Up Lending Group, Ltd [Member] | Minimum [Member]
Premium ranging	115.00%
Subsequent Event [Member] | 12% Convertible Promissory Note [Member] | Power Up Lending Group, Ltd [Member] | Maximum [Member]
Premium ranging	140.00%
Subsequent Event [Member] | 10% convertible promissory note [Member]
Principal borrowings			$ 15,000		$ 53,000
Proceeds from issuance of convertible promissory note			$ 16,500
Debt, due date			Jan. 24, 2018
Conversion price description

The note holder shall have the right to convert beginning on the date which is 180 days following the issuance date the outstanding principal amount and accrued but unpaid interest into the Company’s common stock at a conversion price equal to a price which is 75% of the average of the lowest closing bid price of the Company’s common stock during the 15 trading days immediately preceding the conversion date.

The note holder shall have the right to convert beginning on the issuance date, the outstanding principal amount and accrued but unpaid interest into the Company’s common stock at a conversion price equal to the lower of: (i) the closing sale price of the common stock on the trading day immediately on the issuance date, and (ii) 50% of either the lowest sale price for the common stock during the twenty (20) consecutive trading days including and immediately preceding the conversion date, or the closing bid price, whichever is lower

Convertible promissory note, interest rate			10.00%		10.00%
Loan fees paid for notes payable					$ 2,650
Subsequent Event [Member] | 10% convertible promissory note [Member] | Minimum [Member]
Premium ranging					135.00%
Subsequent Event [Member] | 10% convertible promissory note [Member] | Maximum [Member]
Premium ranging					150.00%
Subsequent Event [Member] | Convertible notes [Member]
Warrants granted				400,000
Agreement, description				the Company agreed to grant 5 year 400,000 warrants to purchase the Company’s common stock in exchange for the forbearance from converting the notes into shares of common stock of the Company until October 1, 2018 unless an event of default as defined in the note agreements occurs or the Company’s stocks trades at a price less than $0.02 per share.
Term of warrants				5 years
Exercise price				$ 0.02
Subsequent Event [Member] | 8% Convertible Promissory Note [Member]
Principal borrowings					$ 55,000
Conversion price description

The note holder shall have the right to convert beginning on the date which is 180 days following the issuance date the outstanding principal amount and accrued but unpaid interest into the Company’s common stock at a conversion price equal to a price which is 57% of the lowest trading price of the Company’s common stock during the 15 prior trading days including the day of the conversion date.

Convertible promissory note, interest rate					8.00%
Loan fees paid for notes payable					$ 5,000